Note 4 – Commitments and Contingencies	3 Months Ended
Nov. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Note 4 – Commitments and Contingencies

Note 4 – Commitments and Contingencies

We lease the property of our corporate office in Tel Aviv, the monthly lease is $3,500-, our current lease expires March 31st, 2022. The management intend to execute a lease agreement by that time for an additional year.

We lease the property of our laboratory in Rehovot, Israel, the monthly lease is $6,500 per month. Our current lease terminates at the end of February 2024, though we have a two additional one year option, which management intends to execute prior to that time.

On March 8th, 2020, the Company joined Cannabics Inc., our largest shareholder and affiliate in a suit against Seach Sarid Ltd., Seach Medical Group Ltd. and Shay Sarid in Tel Aviv, Israel. This suit was brought by the Company as it believes the defendants pursued certain business arrangements which rightfully inured to the Company. The Company withdrew from this litigation in January 2022.